As filed with the Securities and Exchange Commission on February 10, 2005

File Nos. 333-69326 and 811-10495

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 6	[X]
 AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 8	[X]

Fort Pitt Capital Funds

(Exact Name of Registrant as Specified in Charter)

790 Holiday Drive, Foster Plaza Eleven, Pittsburgh, Pennsylvania 15220

(Address of Principal Executive Offices) (Zip Code)

(412) 921-1822
(Registrant’s Telephone Number, Including Area Code)

Chad Fickett, 615 East Michigan Street, Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copies to:

John W. Lewis, Esq. & Gregory A. Gross, Esq.
Metz Lewis, LLC
11 Stanwix Street, 18th Floor
Pittsburgh, PA 15222

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[   ]   immediately upon filing pursuant to paragraph (b).
[X]   on February 28, 2005 pursuant to paragraph (b).
[   ]   60 days after filing pursuant to paragraph (a)(1).
[   ]   on (date) pursuant to paragraph (a)(1).
[   ]   75 days after filing pursuant to paragraph (a)(2).
[   ]   on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:
[X]   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 5 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on December 17, 2004 and pursuant to Rule 485(a)(1) would become effective on February 15, 2005.

This Post-Effective Amendment No. 6 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 28, 2005 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 6 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of Rule 485(b) under the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in Pittsburgh, Pennsylvania on the 10th day of February, 2005.

Fort Pitt Capital Funds
(Registrant)

By: /s/ Thomas P. Bellhy*
Thomas P. Bellhy
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Thomas P. Bellhy* Thomas P. Bellhy	Chairman, President and Trustee	February 10, 2005
/s/ Douglas W. Kreps Douglas W. Kreps	Executive Vice President, Secretary and Trustee	February 10, 2005
/s/ Robert J. Dickson* Robert J. Dickson	Independent Trustee	February 10, 2005
/s/ Peter R. Anderson* Peter R. Anderson	Independent Trustee	February 10, 2005
/s/ Ronald V. Pellegrini* Ronald V. Pellegrini	Independent Trustee	February 10, 2005
/s/ Charles A. Smith* Charles A. Smith	Executive Vice President, Treasurer and Chief Investment Officer	February 10, 2005

* By:   /s/ Douglas W. Kreps
      Douglas W. Kreps
Attorney-in-Fact pursuant to the Power of Attorney filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 333-69326 and 811-21141) filed with the Securities and Exchange Commission on December 20, 2001 and incorporated by reference herein.